Commitments	12 Months Ended
Dec. 31, 2024
Commitments [Abstract]
Commitments	Commitments
The Group is subject to commitments which occur in the normal course of business. The Group plans to fund these commitments out of existing facilities and internally generated funds.
a.Lease commitments
The lease commitments in which the Group is a lessee refer to the leasing of its office spaces located in Grand Cayman, Bogotá, London, Montevideo, New York, Santiago, São Paulo and Medellín.
The consolidated statement of financial position and the consolidated statement of profit or loss disclose the following amounts relating to leases:
Amounts recognized in the consolidated statement of financial position

	December 31, 2024	December 31, 2023

Right-of-use assets	29,243	20,329
(-) Depreciation of right-of-use assets	(8,204)	(5,845)
Right-of-use assets	21,039	14,484
Lease liabilities (other current liabilities)	3,721	3,014
Lease liabilities (other non-current liabilities)	18,717	12,822
Lease liabilities	22,438	15,836
Amounts recognized in the consolidated statement of profit or loss

	2024	2023	2022

Depreciation of right-of-use assets	(3,254)	(3,019)	(2,405)
Interest on lease liabilities	(1,382)	(1,243)	(1,807)
Amounts recognized in the consolidated statement of cash flows
Principal paid	(3,229)	(2,156)	(1,652)
Interest on lease liabilities	(1,382)	(1,243)	(1,807)
The notable lease movements that took place during the financial year ended December 31, 2024, are as follows:
(i)On February 22, 2024, Patria Asset Management, as lessee, entered into a lease agreement with Fondo Inmobiliario Colombia for its investment offices in Medellín, Colombia. The lease is for a five years period with an option to renew.
(ii)On November 13, 2024, Patria Investments UK, as lessee, extended its current lease agreement with Grosvenor Stow Limited in London, United Kingdom for another five years starting on September 24, 2026. The initial lease agreement will end on September 24, 2026.
(iii)On November 13, 2024, Patria Investments UK, as lessee, entered into a new lease agreement with Grosvenor Stow Limited for additional office space in London, United Kingdom. The lease is for a seven years period.
(iv)On November 29, 2024, PLATAM as lessee, entered into a new lease agreement with Gestao E Transformacao Infraestrutura S.A for additional corporate office space in Sao Paulo, Brazil. The lease is for a five years period ending on July 29, 2029.
Refer to note 31 liquidity risk disclosures for maturity analysis on lease contracts.
Refer to note 32 for disclosures on leases with related parties.
b.Consideration payable on acquisition
The following table reflects consideration payable from acquisition transactions.

	December 31, 2024	December 31, 2023

Deferred consideration payable - Moneda (i)	28,747	48,710
Deferred consideration payable - GPMS (ii)	6,120	—
Deferred consideration payable - CSHG (iii)	116	—
Consideration payable post acquisition – VBI (iv)	1,455	—
Consideration payable post acquisition – VBI (v)	32,327	2,553
Consideration payable on acquisition – Bancolombia	5,279	1,348
Consideration payable on acquisition – Igah IV (vi)	460	—
Consideration payable on acquisition – GPMS (vii)	20,268	—
Consideration payable on acquisition – Kamaroopin (x)	—	1,020
Consideration payable on acquisition – Bari (x)	—	3,570
Consideration payable on acquisition – Move (x)	—	1,886
Contingent consideration payable on acquisition – Kamaroopin	7,214	—

Current liabilities – consideration payable on acquisition	101,986	59,087

Deferred consideration payable on acquisition – CSHG (iii)	1,797	—
Deferred consideration payable - GPMS (ii)	6,120	—
Consideration payable post acquisition – VBI (iv)	1,394	—
Consideration payable on acquisition – Bancolombia	19,982	24,652
Consideration payable post acquisition – VBI (v)	31,934	—
Consideration payable on acquisition – GPMS (vii)	24,299	—
Consideration payable on acquisition – Igah IV (vi)	2,071	—
Other consideration payable – Nexus (ix)	2,227	—
Contingent consideration payable on acquisition – GPMS (vii)	25,329	—
Contingent consideration payable on acquisition – Nexus (viii)	6,085	—
Contingent consideration payable on acquisition – Kamaroopin	—	7,148
Contingent consideration payable on acquisition – VBI (x)	—	11,053

Non-current liabilities – consideration payable on acquisition	121,238	42,853

i.The Moneda business combination transaction included US$ 58.7 million on the acquisition date, payable to Moneda’s former partners who are currently employees of the Group. The amount to be paid in exchange for their services was subject to a time vesting period up until December 1, 2023, and December 1, 2024, and to be settled with two equal cash installments. On December 4, 2023, and January 29, 2025, amendments to the transaction purchase agreement for Moneda were concluded to settle the two instalments with Class A common shares of the Company. The equity settlement was part of the Group’s strategic liquidity purposes. On January 10, 2024, US$28.7 million was settled with the issuance of 1,879,977 of the Company’s Class A common shares with the second installment settled on January 31, 2025, with the issuance of 2,423,546 Class A common shares of the Company.
ii.The deferred consideration payable for GPMS relates to commission agreements in place with key management and employees of Aberdeen Inc. who were transferred to GPMS during the carve-out acquisition. 50% of the consideration will be settled during 2025 with the remaining 50% during February 2026.
iii.The current deferred consideration payable represents retention bonuses payable to CSHG employees and was settled by issuing 303,388 Class A common shares of the Company on August 26, 2024. The remainder of the deferred consideration vested during April 2025 and the liability will be settled during May 2025.
    The non-current portion of the deferred consideration payable is also a retention bonus for employees of CSHG and will be settled in the Company’s Class A common shares subject to a vesting period over the next two to five years.
    The Group also settled the cash consideration payable that was subject to the transfer of all CSHG funds to the Group. All funds were transferred on July 22, 2024, and the cash consideration to the value of US$63.5 million was paid on December 9, 2024.
iv.The acquisition of CSHG triggered a R$50 million price adjustment to the consideration paid for the acquisition of VBI. R$25 million (US$4.9 million) was paid on April 01, 2024, issuing 337,992 Class A common shares of the Company (refer to note 29 (b)). The remainder amount of R$28.4 million or US$5.2 million (R$25 million Brazilian interbank deposit rate ("CDI") adjusted) became due and payable on the finalization of CSHG funds transfer of which R$8.3 million (US$1.5 million) was settled in cash on August 01, 2024. R$20.1 (US$3.2 million) remains outstanding and will be settled in cash on August 01, 2025 (R$9.5 million or US$1.5 million) and August 01, 2026 (R$10.6 million or US$1.7 million).
    Other price adjusted payments for VBI include US$1.2 million in cash paid on March 22, 2024, to the previous owners of VBI as a post-closing price adjustment for the 2022 acquisition.
v.On August 01, 2024, the Group exercised its option to acquire the remaining 50% interest in VBI from non-controlling interest. The option arrangement was put in place between the Group and the non-controlling interest of VBI upon the business combination that took place during July 2022 (refer note 21(d)). The option arrangement includes the acquisition of 50% common shares and the preferred stock from previous owners of VBI.
    The consideration of R$404.5 million (US$65.3 million as of December 31, 2024) for the 50% common shares of VBI will be settled through cash (R$229.2 million) and the issue of Class A common shares of the Company (R$175.3 million).
    The cash consideration will be settled as follows:
•R$22.2 million (approximately US$3.9 million) on closing date – amount was paid on August 01, 2024;
•R$98.4 million (US$15.9 million) twelve months after closing date; and
•R$108.6 million (US$17.5 million) twenty-four months after the closing date.
    The equity consideration of R$175.3 million (US$28.3 million) will be settled in two equal tranches during January 2025 and January 2026. The first installment was settled on January 17, 2025 – refer to note 33.
    The preferred stock to the value of R$38.7 million (US$6.3 million) will be settled in cash over the next two years. The first payment of R$3.8 million (US$0.7 million) was made on August 01, 2024.
vi.On December 23, 2024, the Group entered into an agreement acquiring an additional 29.72% stake in Igah IV for R$24.3 million (US$3.9 million) that will be paid in cash between the years 2024 and 2028 (CDI adjusted). The Group settled R$4.1 million (US$0.6 million) during December 2024 and R$2.9 million (US$0.5 million) on January 31, 2025.
    The remaining purchase price (CDI adjusted) will be settled in cash as follows:
•R$6.7 million (US$1.1 million) on February 28, 2026
•R$6.7 million (US$1.1 million) on February 28, 2027
•R$3.9 million (US$0.6 million) on February 28, 2028
vii.The consideration and contingent consideration payable emerged from the carve-out acquisition in Aberdeen Inc. (refer to note 30).
•The non-current consideration payable will be settled in cash twenty-four months after the closing date (April 26, 2024).
•The current consideration payable relates to the net working capital position on the acquisition date and, as agreed in the share purchase agreement with Aberdeen Inc, was settled on February 06, 2025, in cash – refer note 33.
•The settlement of the contingent consideration will take place between thirty-four and thirty-six months after the closing date and depends on GPMS achieving the revenue targets set.
viii.The business combination with Nexus includes a contingent consideration recognized at a fair value of US$6.1 million. The settlement of the contingent consideration is due by 2027 and is dependent on the business achieving set benchmark fees.
ix.Certain long-term investments remained in Nexus during the business combination with the Group. The Group did not acquire these long-term investments and will return the funds to the previous owners of Nexus as the investments mature (refer to note 12(b)).
x.In addition to the above, the following cash settlements took place during the year ended December 31, 2024:
•Consideration payable US$1.0 million for the acquisition of the first tranche of Kamaroopin (when acquired as an associate of the Company in 2022) was settled on January 10, 2024.
•VBI contingent consideration to the value of R$56.8 million (US$10.1 million) was settled on August 07, 2024.
•The settlement of Bari consideration payable took place monthly with the last payment made on December 27, 2024. The settlement of Move consideration payable took place on November 04, 2024. The aggregate cash settlement value during the 2024 financial period for Bari and Move amounted to US$3.6 million.
The reconciliation for acquisition payables is summarized in the table below for the years ended December 31, 2024, 2023, 2022.

	GPMS	CSHG	Moneda	Other	Total

Balance on December 31, 2021	—	—	44,249	—	44,249
Recognized on business combination (refer to note 30)	—	—	—	23,985	23,985
Acquisition payable adjustments (refer to note 26)	—	—	(12,884)	1,291	(11,593)
Deferred consideration	—	—	24,444	—	24,444
Payables settled in cash	—	—	(16,437)	—	(16,437)
Payables settled in Class A common shares	—	—	—	—	—
Cumulative translation adjustment	—	—	—	1,953	1,953
Balance on December 31, 2022	—	—	39,372	27,229	66,601
Recognized on business combination (refer note to 30)	—	—	—	36,595	36,595
Acquisition payable adjustments (refer to note 26)	—	—	(12,891)	4,257	(8,634)
Deferred consideration	—	—	22,229	732	22,961
Deferred consideration settled in cash	—	—	—	(732)	(732)
Payables settled in cash	—	—	—	(14,684)	(14,684)
Payables settled in Class A common shares	—	—	—	(5,385)	(5,385)
Cumulative translation adjustment	—	—	—	5,218	5,218
Balance on December 31, 2023	—	—	48,710	53,230	101,940
Recognized on business combination (refer to note 30)	61,638	70,338	—	6,358	138,334
Deferred consideration payable on acquisition	12,181	4,368	—	—	16,549
Other payables raised on or post-acquisition	6,870	—	—	77,681	84,551
Transfers	—	—	—	(3,979)	(3,979)
Acquisition payable adjustments (refer to note 26)	1,220	3,659	—	20,401	25,280
Deferred consideration	—	2,188	9,057	—	11,245
Payables settled in cash	—	(63,459)	—	(22,708)	(86,167)
Payables settled in Class A common shares	—	—	—	(4,870)	(4,870)
Deferred consideration settled in Class A common shares	—	(3,685)	(29,020)	—	(32,705)
Cumulative translation adjustment	227	(11,496)	—	(15,685)	(26,954)
Balance on December 31, 2024	82,136	1,913	28,747	110,428	223,224
c.SPAC commitment subject to possible redemption
The holders of SPAC Class A Ordinary Shares of PLAO have the right to redeem their shares in cash upon the completion of PLAO’s initial business combination. With the 15-month extension approved on June 12, 2024, the holders of shares redeemed 12,339,057 shares (refer note 5 (f) and note 12(a)).
The Group accounts for the SPAC Class A Ordinary Shares subject to redemption as a financial liability measured at amortized cost which as of December 31, 2024, was US$ 54,053 (December 31, 2023: US$ 187,356). The instrument was initially recognized at fair value, net of the corresponding eligible transaction costs. The warrant component issued to the shareholders of PLAO is separately accounted for as derivatives and measured at fair value with the change in fair value recorded in the consolidated statement of profit or loss (refer to note 12(c) and note 27).
Offering costs consist of legal, accounting, underwriting and other costs incurred through the balance sheet date that are directly related to the SPAC’s IPO. Upon the completion of the IPO, the offering costs were allocated using the relative fair values of the SPAC’s Class A Ordinary Shares and its Warrants. The costs allocated to Warrants were recognized in other expenses and those related to the SPAC’s Class A Ordinary Shares were charged against the carrying value of SPAC’s Class A Ordinary Shares to subsequently accrete the SPAC’s Class A Ordinary Shares to redemption value. Transaction costs include US$ 4.6 million in upfront underwriting commissions deducted from the SPAC’s IPO proceeds and US$16.8 million in other offering costs which were expensed ($6.2 million and $10.3 million for the years ending December 31, 2023, and 2022, respectively, with no expense in 2024).
The SPAC is subject to laws and regulations enacted by national, regional and local governments. It is required to comply with certain SEC and other legal requirements. Compliance with, and monitoring of, applicable laws and regulations may be difficult, time-consuming and costly. Those laws and regulations and their interpretation and application may also change from time to time and those changes could have a material adverse effect on the business, investments and results of operations. In addition, a failure to comply with applicable laws or regulations, as interpreted and applied, could have a material adverse effect on the business, including the ability to negotiate and complete an initial business combination, and results of operations.
Movements during the period on the Group’s commitment subject to possible redemption are detailed below. Movements of the SPAC’s IPO initial costs and interest earned represent a non-cash charge against commitments subject to redemption and have no impact on the Group’s consolidated statement of cash flows during the period which will be settled upon any redemptions:

Commitment subject to possible redemption

Balance at December 31, 2021	—
Amortization of SPAC IPO initial cost	10,325
Interest earned on trust account	3,362
Commitment subject to possible redemption raised	220,458
Balance at December 31, 2022	234,145
Amortization of SPAC IPO initial cost	6,166
Interest earned on trust account	10,109
Redemptions	(65,164)
Deposits	2,100

Balance at December 31, 2023	187,356
Interest earned on trust account	6,021
Deposits	1,977
Redemptions	(141,301)
Balance at December 31, 2024	54,053
d.Gross obligation under put option
i.VBI – Option arrangements
The business combination concluded on July 1, 2022, included VBI Option arrangements with the non-controlling shareholders of VBI. The Group exercised its call option on August 01, 2024, that resulted in the derecognition of the gross obligation under put option.
ii.Igah GP IV – Option arrangements
The business combination with Igah GP IV concluded on November 30, 2022 and included Igah Option arrangements with the selling shareholders of Igah GP IV.
The Group increased its stake in Igah GP IV on December 23, 2024, that resulted in partial derecognition of the gross obligation. The option to exercise the remaining portion of the call option was extended to take place between November 2025 and November 2027.
iii.Tria – Option arrangements
The business combination with Tria, concluded on April 2, 2024, includes option arrangements with the non-controlling shareholders of Tria. The Tria put options can be individually exercised by each non-controlling shareholder, being (i) December 31, 2029; (ii) December 31, 2030; or (iii) December 31, 2031, the “Base Date” and each April 1st up to 30th of the years between 2029, 2030 or 2031 the “Option Window”. If the Tria put options are not exercised during the option window, the Group may exercise the Tria call options in the month of May immediately after the end of each Tria put option window.
The fair value of the put options was determined using a Monte Carlo simulation that is based on guidelines from “The Appraisal Foundation”. The methodology assumes that the value of the share follows the stochastic process defined as Brownian geometric motion. The assumptions for the simulation are the volatility of the variable in question, the risk-free discount rate and the time remaining until maturity.
Movements during the period on the Group’s gross obligation under the VBI, Igah and Tria put options are detailed below.

	Note	VBI	Igah IV	Tria	Total

Balance on December 31, 2023		81,588	11,338	—	92,926
Cumulative translation adjustment		(10,782)	(1,694)	(3,193)	(15,669)
Gross obligation recognized / (derecognized)		(69,834)	—	17,117	(52,717)
Transferred to acquisitions payable	21(b)	—	(3,189)	—	(3,189)
Gross obligation adjustments	26(b)	(972)	(3,952)	1,831	(3,093)
Balance on December 31, 2024		—	2,503	15,755	18,258

Balance on December 31, 2022		65,544	7,884	—	73,428
Cumulative translation adjustment		5,377	—	—	5,377
Purchase price allocation adjustments		—	2,455	—	2,455
Gross obligation adjustments	26(b)	10,667	999	—	11,666
Balance on December 31, 2023		81,588	11,338	—	92,926

Balance at December 31, 2021		—	—	—	—
Gross obligations recognized		60,866	7,884	—	68,750
Cumulative translation adjustment		1,125	—	—	1,125
Gross obligation adjustments	26(b)	3,553	—	—	3,553
Balance at December 31, 2022		65,544	7,884	—	73,428